Restructuring and related reorganization charges - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 0
Cost of Sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 230,000
Payments for restructuring		$ 513,000
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Revenue	Cost of Revenue
Selling and marketing
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 94,000
Payments for restructuring		$ 196,000
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling and Marketing Expense	Selling and Marketing Expense
General and administrative
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ (25,000)
Payments for restructuring		$ 1,948,000
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	General and Administrative Expense	General and Administrative Expense
Technology and Product Development
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 130,000
Payments for restructuring		$ 4,141,000
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Research and Development Expense	Research and Development Expense
Employee severance and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 429,000	$ 6,798,000
Payments for restructuring	$ 1,328,000	$ 5,899,000